Revenue - Schedule of Revenue (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Payment processing fees	₽ 18,575	₽ 16,289	₽ 14,935
Interest revenue	1,052	899	731
Cash and settlement services	670	130	557
Other revenue	600	562	1,494
Total revenue	₽ 20,897	₽ 17,880	₽ 17,717